Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Deferred bonus and salaries payable	$ 3,173,739	$ 2,078,958
Research and development expenses payable	519,012	750,989
Professional fees payable	166,190	185,838
Cost of healthcare services payable	142,968	104,457
Insurance expenses payable	35,010	33,152
Others	135,646	87,378
Accounts payable and accrued expenses	$ 4,172,565	$ 3,240,772